ANNUAL REPORT

 .Pacific Corinthian Variable Separate Account of

  Pacific Corinthian Life Insurance Company




                                   [LOGO of PACIFIC CORINTHIAN VARIABLE ANNUITY]

Dear Pacific Corinthian Variable Annuity Contract Owner:

        We are pleased to share with you the Annual Report for the Pacific Corinthian Variable Separate Account ("Separate Account") of Pacific Corinthian Life Insurance Company ("Pacific Corinthian") for the year ended December 31, 1996 together with the 1996 Annual Report for the Pacific Select Fund.

        The Separate Account supports the Pacific Corinthian Variable Annuity Contract from the Pacific Corinthian. As a reminder, the assets of the Separate Account are held for the exclusive benefit of Contract Owners who have an interest in the Variable Accounts and are not subject to other liabilities of Pacific Corinthian. Pacific Select Fund is the underlying investment vehicle for the Separate Account. Pacific Mutual serves as Investment Advisor to the Pacific Select Fund.

        The total returns for 1996 for each Variable Account and the relevant indices are as follows:

                                                                 Total Return(1)
                                                                     01/01/96
                                                                     12/31/96
                                                                     --------
                Variable Account I (Money Market) ...............       3.81%
                Variable Account II (Equity) ....................      26.50%
                Variable Account III (Bond and Income) ..........     (1.99)%
                Variable Account IV (Government Securities) .....       1.71%
                Variable Account VII (Equity Income) ............      18.00%
                Variable Account IX (Multi-Strategy) ............      11.21%
                Variable Account X (Managed Bond) ...............       3.00%
                Variable Account XI (High Yield Bond) ...........       9.97%
                Variable Account XII (Equity Index) .............      20.89%
                Variable Account XIII (International) ...........      20.41%
                Variable Account XIV (Growth LT) ................      16.45%


                Index* (Variable Account)
                -----------------------
                Lehman Brothers Government Bond Index ...........       2.77%
                (Government Securities)

                Lehman Brothers Government Corporate Bond Index .       2.91%
                (High Yield Bond, Managed Bond and Multi-Strategy)

                Lehman Brothers Aggregate Index .................       3.61%
                (Multi-Strategy)

                Morgan Stanley Capital International Europe
                Australia and Far East Index ....................       6.04%
                (International)

                Lehman Brothers Government Corporate LT Index ...       0.13%
                (Bond and Income)

                Standard & Poor's 500 Index .....................      22.96%
                (Equity, Equity Income, Equity Index,
                Growth LT, and Multi-Strategy)

        If you have any questions about your Contract, your Financial Consultant will be pleased to help you, or call us at Pacific Corinthian at 800-735-5535.

                                  Sincerely,


                                  Yves F. Pinkowitz
                                  President, Pacific Corinthian Life Insurance
                                  Company


-----------------
   *All indices are unmanaged. Sources for indices: AIM(TM) Asset Investment
    Management software, Micropal, Inc., Portland, Oregon.

   (1) The total returns include deductions for expenses incurred by the Separate Account. The total returns do not include the $30 Contract Maintenance Charge or any applicable surrender charges and are based on the 1996 performance of the Pacific Select Fund.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Corinthian Life Insurance Company


We have audited the accompanying statement of assets and liabilities of the Pacific Corinthian Variable Separate Account (comprised of Variable Accounts I, II, III, IV, VII, IX, X, XI, XII, XIII, and XIV) as of December 31, 1996 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective variable accounts constituting the Pacific Corinthian Variable Separate Account as of December 31, 1996 and the results of their operations for the year then ended and the changes in their net assets for each of the two years then ended, in conformity with generally accepted accounting principles.






DELOITTE & TOUCHE LLP

Costa Mesa, California
February 14, 1997

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 1996
(In Thousands)

                                                       Variable    Variable    Variable     Variable    Variable
                                                      Account I   Account II  Account III  Account IV  Account VII
                                                      ---------   ----------  -----------  ----------  -----------
ASSETS

Investments in Pacific Select Fund:

    Money Market (600 shares; cost $6,015)........... $   6,024
    Equity (4,399 shares; cost $59,161)..............             $   92,662
    Bond and Income (2,723 shares; cost $31,822).....                         $    32,816
    Government Securities (135 shares; cost $1,377)..                                      $    1,401
    Equity Income (1,025 shares; cost $14,379).......                                                  $    20,967
    Multi-Strategy (1,228 shares; cost $14,652)......
    Managed Bond (4 shares; cost $46)................
    High Yield Bond (9 shares; cost $81).............
    Equity Index (20 shares; cost $342)..............
    International (44 shares; cost $585).............
    Growth LT (87 shares; cost $1,229)...............

Receivables:

    Fund shares redeemed.............................        26           60           26           1           13
                                                      ---------   ----------  -----------  ----------  -----------
TOTAL ASSETS.........................................     6,050       92,722       32,842       1,402       20,980
                                                      ---------   ----------  -----------  ----------  -----------
LIABILITIES

Payables:

    Due to Pacific Corinthian Life Insurance Co......        26           60           26           1           13
    Other Liabilities................................        22          531          165          13          231
                                                      ---------   ----------  -----------  ----------  -----------
TOTAL LIABILITIES....................................        48          591          191          14          244
                                                      ---------   ----------  -----------  ----------  -----------

NET ASSETS........................................... $   6,002   $   92,131  $    32,651  $    1,388  $    20,736
                                                      =========   ==========  ===========  ==========  ===========

                                                       Variable    Variable    Variable    Variable      Variable     Variable
                                                      Account IX   Account X  Account XI  Account XII  Account XIII  Account XIV
                                                      ----------   ---------  ----------  -----------  ------------  -----------
ASSETS

Investments in Pacific Select Fund:

    Money Market (600 shares; cost $6,015)...........
    Equity (4,399 shares; cost $59,161)..............
    Bond and Income (2,723 shares; cost $31,822).....
    Government Securities (135 shares; cost $1,377)..
    Equity Income (1,025 shares; cost $14,379).......
    Multi-Strategy (1,228 shares; cost $14,652)...... $   18,107
    Managed Bond (4 shares; cost $46)................              $      47
    High Yield Bond (9 shares; cost $81).............                         $       85
    Equity Index (20 shares; cost $342)..............                                     $       414
    International (44 shares; cost $585).............                                                  $        678
    Growth LT (87 shares; cost $1,229)...............                                                                $     1,430

Receivables:

    Fund shares redeemed.............................         14                                                               1
                                                      ----------   ---------  ----------  -----------  ------------  -----------
TOTAL ASSETS.........................................     18,121          47          85          414           678        1,431
                                                      ----------   ---------  ----------  -----------  ------------  -----------

LIABILITIES

Payables:
    Due to Pacific Corinthian Life Insurance Co......         14                                                               1
    Other Liabilities................................         50                                    1             2            6
                                                      ----------   ---------  ----------  -----------  ------------  -----------
TOTAL LIABILITIES....................................         64                                    1             2            7
                                                      ----------   ---------  ----------  -----------  ------------  -----------

NET ASSETS........................................... $   18,057   $      47  $       85  $       413  $        676  $     1,424
                                                      ==========   =========  ==========  ===========  ============  ===========

See Notes to Financial Statements.

                 PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 1996
                                (In thousands)


                                                 Variable        Variable     Variable     Variable      Variable      Variable
                                                 Account I      Account II   Account III   Account IV    Account VII  Account IX
                                                 ---------      ----------   -----------   ----------    -----------  ----------
INVESTMENT INCOME:
     Dividends.................................  $   280         $ 5,150       $ 2,331     $   127       $ 1,206       $ 1,417
                                                 -------         -------       -------     -------       -------       -------
        Total Investment Income................      280           5,150         2,331         127         1,206         1,417
                                                 -------         -------       -------     -------       -------       -------

EXPENSES:
     Mortality and Expense Risk Fees...........       72           1,043           406          21           234           213
     Other Operating Expenses..................        1               8             3                         2             2
                                                 -------         -------       -------     -------       -------       -------
         Total Expenses........................       73           1,051           409          21           236           215
                                                 -------         -------       -------     -------       -------       -------
NET INVESTMENT INCOME (LOSS)...................      207           4,099         1,922         106           970         1,202
                                                 -------         -------       -------     -------       -------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
     Net Realized Gain.........................        3           2,716           112          16         1,023           496
     Net Unrealized Appreciation
       (Depreciation)..........................       16          13,454        (2,995)        (99)        1,347           194
                                                 -------         -------       -------     -------       -------       -------

REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS......................       19          16,170        (2,883)        (83)        2,370           690
                                                 -------         -------       -------     -------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS..................  $   226         $20,269       $  (961)    $    23       $ 3,340       $ 1,892
                                                 =======         =======       =======     =======       =======       =======



                                                    Variable        Variable       Variable      Variable         Variable
                                                   Account X       Account XI     Account XII    Account XIII    Account XIV
                                                   ---------       ----------     -----------    ------------    -----------
   ............................................
INVESTMENT INCOME:
     Dividends.................................    $     6          $     8        $    15        $    13         $    10
                                                   -------          -------        -------        -------         -------
        Total Investment Income................          6                8             15             13              10
                                                   -------          -------        -------        -------         -------

EXPENSES:
     Mortality and Expense Risk Fees...........          1                1              4              5              13
     Other Operating Expenses
                                                   -------          -------        -------        -------         -------
         Total Expenses........................          1                1              4              5              13
                                                   -------          -------        -------        -------         -------
NET INVESTMENT INCOME (LOSS)...................          5                7             11              8              (3)
                                                   -------          -------        -------        -------         -------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
     Net Realized Gain.........................          1                              12              6              50
     Net Unrealized Appreciation
       (Depreciation)..........................         (7)               1             49             74             109
                                                   -------          -------        -------        -------         -------

REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS......................         (6)               1             61             80             159
                                                   -------          -------        -------        -------         -------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS..................    $    (1)         $     8        $    72        $    88         $   156
                                                   =======          =======        =======        =======         =======

See notes to financial statements.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)


                                              Variable    Variable     Variable    Variable    Variable     Variable     Variable
                                              Account I  Account II  Account III  Account IV  Account VII  Account IX   Account X
                                              ---------  ----------  -----------  ----------  -----------  ----------   ---------
FROM OPERATIONS:
     Net Investment Income (Loss) .........   $     207  $    4,099  $     1,922  $      106  $       970  $    1,202   $       5
     Net Realized Gain on Investments .....           3       2,716          112          16        1,023         496           1
     Net Unrealized Appreciation
       (Depreciation)
       on Investments .....................          16      13,454       (2,995)        (99)       1,347         194          (7)
                                              ---------  ----------  -----------  ----------  -----------  ----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............         226      20,269         (961)         23        3,340       1,892          (1)
                                              ---------  ----------  -----------  ----------  -----------  ----------   ---------
FROM ACCOUNT TRANSACTIONS:
     Transfers in .........................       1,293         649           94          40           87          63           8
     Transfers out ........................      (1,426)     (7,026)      (4,553)       (662)      (3,114)     (2,388)        (84)
                                              ---------  ----------  -----------  ----------  -----------  ----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM ACCOUNT TRANSACTIONS ..............        (133)     (6,377)      (4,459)       (622)      (3,027)     (2,325)        (76)
                                              ---------  ----------  -----------  ----------  -----------  ----------   ---------

NET INCREASE (DECREASE) IN NET ASSETS .....          93      13,892       (5,420)       (599)         313        (433)        (77)

NET ASSETS
     Beginning of year ....................       5,909      78,239       38,071       1,987       20,423      18,490         124
                                              ---------  ----------  -----------  ----------  -----------  ----------   ---------
     End of year ..........................   $   6,002  $   92,131  $    32,651  $    1,388  $    20,736  $   18,057   $      47
                                              =========  ==========  ===========  ==========  ===========  ==========   =========


                                                Variable    Variable      Variable       Variable
                                               Account XI  Account XII  Account XIII    Account XIV
                                               ----------  -----------  ------------    -----------
FROM OPERATIONS:
     Net Investment Income (Loss) .........    $        7  $        11  $          8    $        (3)
     Net Realized Gain on Investments .....                         12             6             50
     Net Unrealized Appreciation
       (Depreciation)
       on Investments .....................             1           49            74            109
                                               ----------  -----------  ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............             8           72            88            156
                                               ----------  -----------  ------------    -----------
FROM ACCOUNT TRANSACTIONS:
     Transfers in .........................             9          117           308            646
     Transfers out ........................           (10)         (75)          (70)          (186)
                                               ----------  -----------  ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM ACCOUNT TRANSACTIONS ..............            (1)          42           238            460
                                               ----------  -----------  ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS .....             7          114           326            616

NET ASSETS
     Beginning of year ....................            78          299           350            808
                                               ----------  -----------  ------------    -----------
     End of year ..........................    $       85  $       413  $        676    $     1,424
                                               ==========  ===========  ============    ===========

See Notes to Financial Statements.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
(In thousands)

                                                    Variable      Variable      Variable     Variable      Variable     Variable
                                                    Account I    Account II    Account III  Account IV    Account VII  Account IX
                                                    ---------    ----------    -----------  ----------    -----------  ----------
FROM OPERATIONS:
    Net Investment Income (Loss).................   $     276    $     (649)   $     2,063  $       87    $        87  $      410
    Net Realized Gain on Investments.............          20         2,053             95          10          1,312         491
    Net Unrealized Appreciation (Depreciation)
       on Investments............................          (8)       14,129          7,961         245          4,148       3,117
                                                    ---------    ----------    -----------  ----------    -----------  ----------
NET INCREASE IN ASSETS
   RESULTING FROM OPERATIONS.....................         288        15,533         10,119         342          5,547       4,018
                                                    ---------    ----------    -----------  ----------    -----------  ----------
FROM ACCOUNT TRANSACTIONS:
    Transfers in.................................       1,391           797            244         146            288         161
    Transfers out................................      (3,927)      (10,979)        (6,230)       (756)        (6,835)     (5,356)
                                                    ---------    ----------    -----------  ----------    -----------  ----------

NET INCREASE (DECREASE) IN THE ASSETS
   FROM ACCOUNT TRANSACTIONS.....................      (2,536)      (10,182)        (5,986)       (610)        (6,547)     (5,195)
                                                    ---------    ----------    -----------  ----------    -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS............      (2,248)        5,351          4,133        (268)        (1,000)     (1,177)

NET ASSETS
     Beginning of year...........................       8,157        72,888         33,938       2,255         21,423      19,667
                                                    ---------    ----------    -----------  ----------    -----------  ----------
     End of year.................................   $   5,909    $   78,239    $    38,071  $    1,987    $    20,423  $   18,490
                                                    =========    ==========    ===========  ==========    ===========  ==========

                                                     Variable     Variable      Variable     Variable      Variable
                                                    Account X    Account XI    Account XII  Account XIII  Account XIV
                                                    ---------    ----------    -----------  ------------  -----------
FROM OPERATIONS:
     Net Investment Income (Loss)................     $     5       $     4        $     1     $     4       $     48
     Net Realized Gain on Investments............                                                                   3
     Net Unrealized Appreciation (Depreciation)
       on Investments............................           9             4             24          19             92
                                                      -------       -------        -------     -------       --------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS.....................          14             8             25          23            143
                                                      -------       -------        -------     -------       --------
FROM ACCOUNT TRANSACTIONS:
     Transfers in................................         110            70            283         390            686
     Transfers out...............................                                       (9)        (63)           (21)
                                                      -------       -------        -------     -------       --------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM ACCOUNT TRANSACTIONS.....................         110            70            274         327            665
                                                      -------       -------        -------     -------       --------

NET INCREASE (DECREASE) IN NET ASSETS............         124            78            299         350            808

NET ASSETS
     Beginning of year...........................
                                                      -------       -------        -------     -------       -------
     End of year.................................     $   124       $    78        $   299     $   350       $   808
                                                      =======       =======        =======     =======       =======

See notes to financial statements.

                 PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION

      Pacific Corinthian Variable Separate Account of Pacific Corinthian Life Insurance Company (the "Separate Account"), is a separate investment account established by a resolution of the Board of Directors of Pacific Corinthian Life Insurance Company (the "Company").

      The Separate Account held by the Company represents funds from individual flexible premium deferred annuity and variable accumulation contracts.

      The Separate Account which operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, is divided into subaccounts ("Variable Accounts"). Each Variable Account invests in shares of a designated Portfolio of Pacific Select Fund as follows:

            Variable Accounts             Portfolios
            ------------------            ----------
            Variable Account I            Money Market Portfolio
            Variable Account II           Equity Portfolio
            Variable Account III          Bond and Income Portfolio
            Variable Account IV           Government Securities Portfolio
            Variable Account VII          Equity Income Portfolio
            Variable Account IX           Multi-Strategy Portfolio
            Variable Account X            Managed Bond Portfolio
            Variable Account XI           High Yield Bond Portfolio
            Variable Account XII          Equity Index Portfolio
            Variable Account XIII         International Portfolio
            Variable Account XIV          Growth LT Portfolio


      The Company, a subsidiary of Pacific Mutual Life Insurance Company, is a stock life insurance company organized under the laws of the State of California.

      The Company was formed to rehabilitate the business of First Capital Life Insurance Company under a five year rehabilitation plan ("the Plan"). The Plan required all Contract Owners to make an election to either surrender their Contract or continue as Contract Owners and consent to the assumption and reinsurance by the Company.

      The Plan does not allow the Company to accept new premiums nor does it allow Contract Owners to transfer from any of the Variable Accounts to the Fixed Account, or from the Fixed Account to any of the Variable Accounts. Transfers continue to be permitted among the Variable Accounts. The Plan had no impact upon the operations or unit values of the Separate Account.

2.    SIGNIFICANT ACCOUNTING POLICIES

          The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      A. Investment Valuation:

         Investments in shares of the Fund are valued at the reported net asset values of the respective portfolio.

                 PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

      B. Reinvestment of Dividends:

          Dividends received from net investment income and net realized capital gains are reinvested in additional shares of the portfolio of the Fund making the distribution or, at the election of the Separate Account, are received in cash. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

      C. Federal Income Taxes:

          Operations of the Separate Account form a part of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). Under current law, no Federal income taxes are payable with respect to the Separate Account.

          Under the principles set forth in Internal Revenue Service Revenue Ruling 81-225 and section 817(h) of the Code and regulations thereunder, the Company believes that it will be treated as the owner of the assets invested in the Separate Account for Federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in a Contract Owner's gross income until amounts are withdrawn, or received pursuant to an Optional Payment Plan.

3.    CONTRACT CHARGES:

          A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a contract.

          An annual contract maintenance charge of $30 is imposed on all contracts on December 31 of each year. The charge covers the cost of contract administration for the following year and is apportioned equally among the accounts to which the Contract Value is allocated.

          Mortality and expense risks assumed by the Company are compensated by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account's net assets of which approximately 1.00% is for assuming mortality risks and 0.19% is for assuming expense risks.

          In addition, the Separate Account bears certain of its operating expenses, subject to the Company guarantee that such expenses will not exceed 0.25% of any Variable Account's average daily net assets annually. The Company further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.6% of average daily net assets annually after consideration for any adjustment by the Fund's Investment Adviser for Fund expenses in excess of state expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Portfolio of the Fund.

                 PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

4.    SELECTED ACCUMULATION UNIT** INFORMATION

          Selected accumulation unit information for the year ended December 31, 1996 were as follows:


                                          Variable      Variable      Variable       Variable       Variable      Variable
                                          Account I    Account II    Account III    Account IV    Account VII    Account IX
                                          ---------    ----------    -----------    ----------    -----------    ----------
ACCUMULATION UNIT
   VALUE:
   Beginning                              $   1.753    $    4.117    $     3.958    $    1.804    $     1.740    $    1.677
                                          =========    ==========    ===========    ==========    ===========    ==========
   Ending                                 $   1.819    $    5.208    $     3.879    $    1.835    $     2.053    $    1.865
                                          =========    ==========    ===========    ==========    ===========    ==========
Number of Units Outstanding at
   End of Year                            3,299,125    17,691,032     8,418,032        756,267     10,099,851     9,682,862


                                          Variable       Variable     Variable        Variable     Variable
                                          Account X     Account XI   Account XII    Account XIII  Account XIV
                                          ---------     ----------   -----------    ------------  -----------
ACCUMULATION UNIT
   VALUE:
   Beginning                              $   1.167    $    1.151    $     1.334    $    1.103    $     1.306
                                          =========    ==========    ===========    ==========    ===========
   Ending                                 $   1.202    $    1.266    $     1.612    $    1.328    $     1.520
                                          =========    ==========    ===========    ==========    ===========
Number of Units Outstanding at
   End of Year                               39,109        67,250        255,873       509,025        936,498

---------------
    ** Accumulation Unit: unit of measure used to calculate the value of a Contract Owner's interest in a Variable Account during the Accumulated Period.